Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Details) - Financial Instruments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment Securities Held to Maturity		$ 29,796
Investment Securities Available for Sale	$ 296,149,299	274,594,586
Investment Securities Held to Maturity		29,923
Federal Home Loan Bank Stock	2,730,500	2,830,800
Deposits	1,011,554,236	979,303,474
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	40,000,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Short-Term Investments	60,872,000	65,811,000
Investment Securities Held to Maturity		30,000
Investment Securities Available for Sale	296,149,000	274,595,000
Federal Home Loan Bank Stock	2,731,000	2,831,000
Loans, Net	749,675,000	736,930,000
Bank-Owned Life Insurance	14,830,000	14,531,000
Deposits	1,011,554,000	979,303,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	40,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Short-Term Investments	60,872,000	65,811,000
Investment Securities Available for Sale	296,149,000	274,595,000
Investment Securities Held to Maturity		30,000
Federal Home Loan Bank Stock	2,731,000	2,831,000
Loans, Net	750,412,000	738,948,000
Bank-Owned Life Insurance	14,830,000	14,531,000
Deposits	1,013,111,000	980,874,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,421,000	41,962,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Short-Term Investments	60,872,000	65,811,000
Investment Securities Available for Sale	0	0
Investment Securities Held to Maturity		0
Federal Home Loan Bank Stock	2,731,000	2,831,000
Loans, Net	0	0
Bank-Owned Life Insurance	14,830,000	14,531,000
Deposits	611,822,000	551,057,000
Subordinated Debentures	0	0
Other Borrowed Money	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Short-Term Investments	0	0
Investment Securities Available for Sale	295,219,000	273,647,000
Investment Securities Held to Maturity		30,000
Federal Home Loan Bank Stock	0	0
Loans, Net	741,867,000	731,170,000
Bank-Owned Life Insurance	0	0
Deposits	401,289,000	429,817,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,421,000	41,962,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Short-Term Investments	0	0
Investment Securities Available for Sale	930,000	948,000
Investment Securities Held to Maturity		0
Federal Home Loan Bank Stock	0	0
Loans, Net	8,545,000	7,778,000
Bank-Owned Life Insurance	0	0
Deposits	0	0
Subordinated Debentures	0	0
Other Borrowed Money	$ 0	$ 0